Investment accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Disclosure of Detailed Information of Investments Accounted for Using Equity Method

The following table summarizes the Company's investment accounted for using the equity method as at December 31, 2023 and December 31, 2022:

	As at
	December 31, 2023	December 31, 2022	December 31, 2021
Balance, beginning of the period	24,989	103,821	—
Additions
Initial investments in Coinsquare	—	—	45,026
Step up investments in Coinsquare	—	—	59,073
Share of loss in investment accounted for using the equity method:
Share of investee's loss	(2,972)	(23,496)	(278)
Gain from dilution of interest in associate	—	2,927	—
Impairment	(5,295)	(58,263)	—
Revaluation gain	97	—	—
Distributions received	(731)	—	—
Transfer to investments measured at FVTPL	(16,088)	—	—
Balance, end of the period	—	24,989	103,821